U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Report of Securities Sold
                             Pursuant to Rule 24f-2

            Read             instructions at end of Form before  preparing Form.
                             Please print or type.


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1.   Name and address of Issuer:

     The Elite Group
     1325 4th Avenue #2144
     Seattle, WA 98101

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2. Name of each series or class of funds for which this notice is filed:

     The Elite Growth and Income Fund
     The Elite Income Find

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3.   Investment Company Act File Number:
     811-4804

     Securities Act File Number:
     33-8124

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4.   Last day of fiscal year for which this notice is filed: September 30, 1997

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5    Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                 [   ]

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6.   Date of  termination of issuer's  declaration  under rule  24f-2(a)(1),  if applicable (see Instruction A.5):


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7.   Number and  aggregate  sale price of securities of the same class or series sold during the fiscal year which had been registered under the Securities Act of 1933, other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


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8.   Number and aggregate sale price of securities  registered during the fiscal year other than pursuant to rule 24f-2:


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9.   Number and aggregate  sale price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


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


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10.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.5):




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11. Number and aggregate sale price of securities sold during the fiscal year:




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12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule
           24f-2 (from Item 9):                                  $27,816,845
                                                                 ---------------

     (ii)  Aggregate   price  of  shares  issued  in  connection  with  dividend
           reinvestment plans (from Item 10, if applicable): +0
                                                                 ---------------

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if
           applicable):                                          -6,436,548
                                                                 ---------------

     (iv) Aggregate price of shares redeemed or repurchased and applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable): +0
                                                                 ---------------

     (v) Net aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
           (iii), plus line (iv))] (if applicable):               21,380,297
                                                                 ---------------

     (vi) Multiplier prescribed by Section 6(b) under the Securities Act of 1933 or other applicable law or regulation (see Instruction
           C.5):                                                 X.000295
                                                                 ---------------

     (vii) Fee due (line (vi) multiplied by line (vii)):          $6,307.19
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Instruction:   Issuers should complete lines (ii), (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                           [ x ]


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)*
                               -------------------------------------------


                               Richard McCormick,  President
                               -------------------------------------------
     Date  12-03-97
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  *Please print the name and title of the signing officer below the signature.

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(022096DTI)